Short-term Bank Borrowings (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Short-Term Bank Borrowings [Abstract]
Average interest rates for short-term borrowings	2.60%	3.05%	4.40%